Financial investments - Summary of financial instruments at fair value through profit or loss (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial instruments	S/ 1,556,540	S/ 1,932,993
Local and foreign mutual funds and investment funds participations [member]
Disclosure of financial assets [line items]
Financial instruments	1,169,491	1,517,075
Listed shares [member]
Disclosure of financial assets [line items]
Financial instruments	253,203	315,820
Non-listed shares [member]
Disclosure of financial assets [line items]
Financial instruments	122,482	74,430
Negotiable Certificates of Deposits [Member]
Disclosure of financial assets [line items]
Financial instruments	6,075	0
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Financial instruments	S/ 5,289	S/ 25,668